UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College
Target Date Series®

Semi-annual report
for the six months ended
April 30, 2022

A balanced approach
that seeks to build
and preserve wealth
for higher education

American Funds College 2039 FundSM, American Funds College 2036 FundSM, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2022.

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime*	Expense ratios

Reflecting 3.50% maximum initial sales charge:
American Funds College 2039 Fund	–2.46%	—	–2.61%	0.84	%†
American Funds College 2036 Fund	–2.25	—	7.28	0.81
American Funds College 2033 Fund	–1.69	7.88%	6.98	0.73	†
American Funds College 2030 Fund	–1.06	6.65	7.59	0.68	†
American Funds College 2027 Fund	–2.31	4.95	6.19	0.66
American Funds College 2024 Fund	–4.29	3.27	4.77	0.65

Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–5.10	0.88	0.82	0.67

*	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
†	The expense ratio is restated to reflect current fees.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds College Target Date Series for the periods ended April 30, 2022, are shown in the table below, as well as results of each fund’s benchmark and peer group index.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/products/target-date-college-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance
3	Investment approach for American Funds College Target Date Series
4	Investment portfolios
17	Financial statements
23	Notes to financial statements
36	Financial highlights

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	1

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested for Class 529-A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime[1]

American Funds College 2039 Fund[2]	–16.20%	–10.87%	—	–6.85%
S&P 500 Index[3,4]	–9.65	0.21	—	5.04
Bloomberg U.S. Aggregate Index[4,5]	–9.47	–8.51	—	–7.22

American Funds College 2036 Fund[2]	–14.04	–9.30	—	6.10
S&P 500 Index[3,4]	–9.65	0.21	—	13.39
Bloomberg U.S. Aggregate Index[4,5]	–9.47	–8.51	—	1.43

American Funds College 2033 Fund	–11.00	–6.91	7.01%	6.50
S&P 500 Index[3,4]	–9.65	0.21	13.66	12.41
Bloomberg U.S. Aggregate Index[4,5]	–9.47	–8.51	1.20	1.31

American Funds College 2030 Fund	–7.40	–4.12	6.16	7.39
American Funds College 2027 Fund	–5.95	–3.71	4.76	6.14
American Funds College 2024 Fund	–5.41	–4.28	3.36	4.83
S&P 500 Index[3,4]	–9.65	0.21	13.66	13.57
Bloomberg U.S. Aggregate Index[4,5]	–9.47	–8.51	1.20	1.62

American Funds College Enrollment Fund	–4.82	–4.73	0.97	0.90
Bloomberg U.S. Aggregate 1–5 Years Index[4,6]	–4.78	–5.26	1.04	1.14

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015.
[2]	Five-year returns for College 2039 Fund are unavailable since the fund commenced operations on March 26, 2021. Five-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018.
[3]	S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	Bloomberg U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

2	American Funds College Target Date Series

Investment approach for
American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

American Funds College Target Date Series glide path
100%
90
80
70
60
50
40
30
20
10
0
Fixed income funds
Balanced funds
Growth-and-income funds
Equity-income funds
Growth funds
18
15
12
9
6
3
Years before college
College enrollment

The target allocations shown are as of April 30,2022, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below the allocations shown in the prospectus. Underlying funds may be added or removed during the year. Visit capitalgroup.com for current allocations.

American Funds College Target Date Series	3

American Funds College 2039 Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 45%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	543,491	$19,582
SMALLCAP World Fund, Inc., Class R-6[1]	296,565	18,802
The Growth Fund of America, Class R-6	222,786	13,029
New Perspective Fund, Class R-6	241,053	12,935
EuroPacific Growth Fund, Class R-6	195,235	10,258
The New Economy Fund, Class R-6[1]	136,952	6,475
American Funds Global Insight Fund, Class R-6	154,068	2,927
		84,008

Growth-and-income funds 35%
Fundamental Investors, Class R-6	323,691	21,231
Capital World Growth and Income Fund, Class R-6	327,941	17,683
The Investment Company of America, Class R-6	313,056	14,075
International Growth and Income Fund, Class R-6	197,953	6,615
Washington Mutual Investors Fund, Class R-6	100,315	5,572
		65,176

Balanced funds 5%
American Funds Global Balanced Fund, Class R-6	145,230	4,932
American Balanced Fund, Class R-6	161,794	4,897
		9,829

Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	1,510,531	19,818
Capital World Bond Fund, Class R-6	551,804	9,486
		29,304

Total investment securities 100% (cost: $219,824,000)		188,317
Other assets less liabilities 0%		(45)

Net assets 100%		$188,272

4	American Funds College Target Date Series

American Funds College 2039 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
AMCAP Fund, Class R-6[1]	$7,565	$16,345	$—	$—	$(4,328)	$19,582	$—	$282
SMALLCAP World Fund, Inc., Class R-6[1]	6,909	17,176	—	—	(5,283)	18,802	—	864
The Growth Fund of America, Class R-6	5,043	11,304	—	—	(3,318)	13,029	30	584
New Perspective Fund, Class R-6	5,250	10,584	—	—	(2,899)	12,935	49	497
EuroPacific Growth Fund, Class R-6	4,111	8,408	—	—	(2,261)	10,258	101	220
The New Economy Fund, Class R-6[1]	2,522	5,756	—	—	(1,803)	6,475	—	265
American Funds Global Insight Fund, Class R-6	725	2,526	—	—	(324)	2,927	9	—
						84,008
Growth-and-income funds 35%
Fundamental Investors, Class R-6	8,671	15,881	—	—	(3,321)	21,231	147	864
Capital World Growth and Income Fund, Class R-6	6,874	13,732	—	—	(2,923)	17,683	122	503
The Investment Company of America, Class R-6	5,078	10,878	—	—	(1,881)	14,075	78	358
International Growth and Income Fund, Class R-6	2,522	5,164	—	—	(1,071)	6,615	48	169
Washington Mutual Investors Fund, Class R-6	2,072	3,847	—	—	(347)	5,572	37	57
						65,176
Balanced funds 5%
American Funds Global Balanced Fund, Class R-6	1,209	4,307	—	—	(584)	4,932	29	78
American Balanced Fund, Class R-6	1,209	4,105	—	—	(417)	4,897	21	45
						9,829
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	5,872	15,142	—	—	(1,196)	19,818	149	—
Capital World Bond Fund, Class R-6	3,454	7,326	—	—	(1,294)	9,486	96	—
						29,304
Total 100%				$—	$(33,250)	$188,317	$916	$4,786

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	5

American Funds College 2036 Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 32%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	1,621,941	$102,831
AMCAP Fund, Class R-6[1]	2,619,476	94,380
The Growth Fund of America, Class R-6	1,252,690	73,257
New Perspective Fund, Class R-6	1,024,033	54,950
American Funds Global Insight Fund, Class R-6	2,431,760	46,203
The New Economy Fund, Class R-6[1]	825,924	39,050
EuroPacific Growth Fund, Class R-6	580,554	30,502
		441,173

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	1,992,339	107,427
Fundamental Investors, Class R-6	1,530,306	100,373
The Investment Company of America, Class R-6	2,232,320	100,365
Washington Mutual Investors Fund, Class R-6	965,770	53,649
International Growth and Income Fund, Class R-6	1,211,946	40,503
		402,317

Balanced funds 10%
American Balanced Fund, Class R-6	2,392,720	72,427
American Funds Global Balanced Fund, Class R-6	1,776,935	60,345
		132,772

Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	15,848,711	207,935
The Bond Fund of America, Class R-6	8,805,447	106,722
Capital World Bond Fund, Class R-6	3,904,630	67,121
		381,778

Total investment securities 100% (cost: $1,492,749,000)		1,358,040
Other assets less liabilities 0%		(369)

Net assets 100%		$1,357,671

6	American Funds College Target Date Series

American Funds College 2036 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 32%
SMALLCAP World Fund, Inc., Class R-6[1]	$114,169	$31,872	$—	$—	$(43,210)	$102,831	$—	$9,634
AMCAP Fund, Class R-6[1]	108,389	13,777	—	—	(27,786)	94,380	—	2,675
The Growth Fund of America, Class R-6	78,920	20,442	—	—	(26,105)	73,257	298	6,031
New Perspective Fund, Class R-6	60,641	11,000	—	—	(16,691)	54,950	367	3,797
American Funds Global Insight Fund, Class R-6	42,979	9,687	—	—	(6,463)	46,203	411	—
The New Economy Fund, Class R-6[1]	40,006	13,934	—	—	(14,890)	39,050	—	2,953
EuroPacific Growth Fund, Class R-6	37,685	3,126	228	15	(10,096)	30,502	594	1,299
						441,173
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	106,399	23,682	—	—	(22,654)	107,427	1,050	5,567
Fundamental Investors, Class R-6	103,373	17,208	—	—	(20,208)	100,373	1,001	7,021
The Investment Company of America, Class R-6	104,325	13,345	—	—	(17,305)	100,365	812	5,091
Washington Mutual Investors Fund, Class R-6	48,549	9,278	836	104	(3,446)	53,649	474	947
International Growth and Income Fund, Class R-6	39,024	9,974	—	—	(8,495)	40,503	397	1,792
						402,317
Balanced funds 10%
American Balanced Fund, Class R-6	69,270	11,059	110	(4)	(7,788)	72,427	573	1,889
American Funds Global Balanced Fund, Class R-6	61,958	8,842	—	—	(10,455)	60,345	664	2,680
						132,772
Fixed income funds 28%
U.S. Government Securities Fund, Class R-6	201,548	31,286	9,260	171	(15,810)	207,935	2,232	—
The Bond Fund of America, Class R-6	69,637	49,655	2,910	(91)	(9,569)	106,722	958	294
Capital World Bond Fund, Class R-6	66,244	11,898	—	—	(11,021)	67,121	1,015	—
						381,778
Total 100%				$195	$(271,992)	$1,358,040	$10,846	$51,670

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	7

American Funds College 2033 Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 16%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,140,546	$77,124
American Funds Global Insight Fund, Class R-6	3,554,210	67,530
The Growth Fund of America, Class R-6	1,015,244	59,372
SMALLCAP World Fund, Inc., Class R-6[1]	927,149	58,781
New Perspective Fund, Class R-6	1,017,299	54,588
The New Economy Fund, Class R-6[1]	739,855	34,980
		352,375

Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	2,990,648	161,256
The Investment Company of America, Class R-6	2,897,092	130,253
Fundamental Investors, Class R-6	1,848,651	121,253
Washington Mutual Investors Fund, Class R-6	2,117,843	117,646
American Mutual Fund, Class R-6	1,516,301	76,664
International Growth and Income Fund, Class R-6	1,655,037	55,312
		662,384

Equity-income funds 3%
Capital Income Builder, Class R-6	609,672	40,031
The Income Fund of America, Class R-6	1,176,814	28,796
		68,827

Balanced funds 10%
American Balanced Fund, Class R-6	4,543,628	137,536
American Funds Global Balanced Fund, Class R-6	2,228,400	75,676
		213,212

Fixed income funds 40%
The Bond Fund of America, Class R-6	35,911,802	435,251
U.S. Government Securities Fund, Class R-6	20,931,842	274,626
Capital World Bond Fund, Class R-6	3,383,139	58,156
American Funds Mortgage Fund, Class R-6	5,013,174	47,575
American Funds Strategic Bond Fund, Class R-6	4,517,106	47,475
		863,083

Total investment securities 100% (cost: $2,315,720,000)		2,159,881
Other assets less liabilities 0%		(576)

Net assets 100%		$2,159,305

8	American Funds College Target Date Series

American Funds College 2033 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16%
AMCAP Fund, Class R-6[1]	$96,106	$4,770	$—	$—	$(23,752)	$77,124	$—	$2,372
American Funds Global Insight Fund, Class R-6	77,024	677	52	(4)	(10,115)	67,530	678	—
The Growth Fund of America, Class R-6	85,375	6,993	7,263	1,331	(27,064)	59,372	307	6,223
SMALLCAP World Fund, Inc., Class R-6[1]	81,447	6,743	1,393	46	(28,062)	58,781	—	6,378
New Perspective Fund, Class R-6	62,130	9,000	—	—	(16,542)	54,588	371	3,836
The New Economy Fund, Class R-6[1]	49,591	3,386	2,031	(436)	(15,530)	34,980	—	3,386
						352,375
Growth-and-income funds 31%
Capital World Growth and Income Fund, Class R-6	172,187	23,274	—	—	(34,205)	161,256	1,609	8,598
The Investment Company of America, Class R-6	146,115	8,147	815	149	(23,343)	130,253	1,089	7,058
Fundamental Investors, Class R-6	139,254	10,493	2,797	(228)	(25,469)	121,253	1,277	9,209
Washington Mutual Investors Fund, Class R-6	119,998	5,004	—	—	(7,356)	117,646	1,094	2,239
American Mutual Fund, Class R-6	47,171	32,125	—	—	(2,632)	76,664	677	1,681
International Growth and Income Fund, Class R-6	59,470	7,442	—	—	(11,600)	55,312	548	2,495
						662,384
Equity-income funds 3%
Capital Income Builder, Class R-6	25,687	16,289	—	—	(1,945)	40,031	726	—
The Income Fund of America, Class R-6	17,955	12,524	—	—	(1,683)	28,796	423	777
						68,827
Balanced funds 10%
American Balanced Fund, Class R-6	137,793	14,185	—	—	(14,442)	137,536	1,081	3,549
American Funds Global Balanced Fund, Class R-6	81,522	7,040	—	—	(12,886)	75,676	829	3,346
						213,212
Fixed income funds 40%
The Bond Fund of America, Class R-6	403,102	78,022	475	7	(45,405)	435,251	4,660	1,657
U.S. Government Securities Fund, Class R-6	297,435	17,048	18,582	303	(21,578)	274,626	3,081	—
Capital World Bond Fund, Class R-6	79,020	1,160	10,962	(626)	(10,436)	58,156	1,057	—
American Funds Mortgage Fund, Class R-6	28,610	22,099	—	—	(3,134)	47,575	199	—
American Funds Strategic Bond Fund, Class R-6	28,634	22,351	—	—	(3,510)	47,475	550	—
						863,083
Total 100%				$542	$(340,689)	$2,159,881	$20,256	$62,804

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2030 Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,785,151	$33,918
New Perspective Fund, Class R-6	624,449	33,508
AMCAP Fund, Class R-6[1]	906,387	32,657
		100,083

Growth-and-income funds 25%
American Mutual Fund, Class R-6	4,551,346	230,116
Capital World Growth and Income Fund, Class R-6	2,904,954	156,635
Washington Mutual Investors Fund, Class R-6	2,778,498	154,346
The Investment Company of America, Class R-6	2,428,629	109,191
Fundamental Investors, Class R-6	1,021,810	67,021
International Growth and Income Fund, Class R-6	1,016,352	33,966
		751,275

Equity-income funds 11%
The Income Fund of America, Class R-6	7,001,554	171,328
Capital Income Builder, Class R-6	2,256,890	148,187
		319,515

Balanced funds 9%
American Balanced Fund, Class R-6	6,870,885	207,982
American Funds Global Balanced Fund, Class R-6	2,220,656	75,413
		283,395

Fixed income funds 52%
The Bond Fund of America, Class R-6	61,669,907	747,439
Intermediate Bond Fund of America, Class R-6	16,760,425	217,550
American Funds Mortgage Fund, Class R-6	22,343,652	212,041
American Funds Strategic Bond Fund, Class R-6	20,078,629	211,027
U.S. Government Securities Fund, Class R-6	12,579,914	165,049
		1,553,106

Total investment securities 100% (cost: $3,208,124,000)		3,007,374
Other assets less liabilities 0%		(798)

Net assets 100%		$3,006,576

10	American Funds College Target Date Series

American Funds College 2030 Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$44,552	$392	$5,281	$(548)	$(5,197)	$33,918	$392	$—
New Perspective Fund, Class R-6	46,019	3,116	3,606	(629)	(11,392)	33,508	275	2,841
AMCAP Fund, Class R-6[1]	46,820	1,183	4,071	(582)	(10,693)	32,657	—	1,155
						100,083
Growth-and-income funds 25%
American Mutual Fund, Class R-6	241,183	9,852	10,386	1,705	(12,238)	230,116	2,456	7,355
Capital World Growth and Income Fund, Class R-6	183,078	11,775	2,719	(271)	(35,228)	156,635	1,640	9,142
Washington Mutual Investors Fund, Class R-6	171,678	4,706	11,837	2,285	(12,486)	154,346	1,503	3,203
The Investment Company of America, Class R-6	130,715	7,670	8,752	(684)	(19,758)	109,191	943	6,314
Fundamental Investors, Class R-6	91,114	7,141	14,887	(1,610)	(14,737)	67,021	793	6,025
International Growth and Income Fund, Class R-6	44,108	2,227	3,933	—	(8,436)	33,966	377	1,851
						751,275
Equity-income funds 11%
The Income Fund of America, Class R-6	138,540	43,006	—	—	(10,218)	171,328	2,752	5,474
Capital Income Builder, Class R-6	137,173	18,122	—	—	(7,108)	148,187	3,176	—
						319,515
Balanced funds 9%
American Balanced Fund, Class R-6	212,138	17,601	—	—	(21,757)	207,982	1,644	5,433
American Funds Global Balanced Fund, Class R-6	82,187	6,181	—	—	(12,955)	75,413	832	3,373
						283,395
Fixed income funds 52%
The Bond Fund of America, Class R-6	746,194	81,901	—	—	(80,655)	747,439	8,326	3,024
Intermediate Bond Fund of America, Class R-6	142,503	86,107	—	—	(11,060)	217,550	1,475	—
American Funds Mortgage Fund, Class R-6	188,307	38,697	—	—	(14,963)	212,041	983	—
American Funds Strategic Bond Fund, Class R-6	188,319	39,155	—	—	(16,447)	211,027	2,685	—
U.S. Government Securities Fund, Class R-6	219,746	2,090	43,081	(55)	(13,651)	165,049	2,090	—
						1,553,106
Total 100%				$(389)	$(318,979)	$3,007,374	$32,342	$55,190

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2027 Fund	unaudited

Investment portfolio April 30, 2022

Growth-and-income funds 12%	Shares	Value (000)
American Mutual Fund, Class R-6	3,478,710	$175,883
Washington Mutual Investors Fund, Class R-6	1,193,521	66,300
Capital World Growth and Income Fund, Class R-6	850,927	45,882
The Investment Company of America, Class R-6	696,481	31,314
		319,379

Equity-income funds 12%
The Income Fund of America, Class R-6	8,200,445	200,665
Capital Income Builder, Class R-6	1,827,340	119,983
		320,648

Balanced funds 8%
American Balanced Fund, Class R-6	5,897,112	178,506
American Funds Global Balanced Fund, Class R-6	940,650	31,944
		210,450

Fixed income funds 68%
Intermediate Bond Fund of America, Class R-6	50,527,193	655,843
The Bond Fund of America, Class R-6	49,217,138	596,512
American Funds Mortgage Fund, Class R-6	33,402,505	316,990
American Funds Strategic Bond Fund, Class R-6	24,571,846	258,250
		1,827,595

Total investment securities 100% (cost: $2,829,664,000)		2,678,072
Other assets less liabilities 0%		(747)

Net assets 100%		$2,677,325

12	American Funds College Target Date Series

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
American Mutual Fund, Class R-6	$185,827	$7,552	$9,771	$2,095	$(9,820)	$175,883	$1,886	$5,666
Washington Mutual Investors Fund, Class R-6	81,406	2,201	13,449	961	(4,819)	66,300	682	1,519
Capital World Growth and Income Fund, Class R-6	59,638	3,489	6,679	50	(10,616)	45,882	511	2,978
The Investment Company of America, Class R-6	40,370	2,231	5,616	146	(5,817)	31,314	281	1,950
						319,379
Equity-income funds 12%
The Income Fund of America, Class R-6	213,166	11,653	10,370	1,317	(15,101)	200,665	3,651	8,002
Capital Income Builder, Class R-6	132,442	2,901	9,321	226	(6,265)	119,983	2,900	—
						320,648
Balanced funds 8%
American Balanced Fund, Class R-6	188,317	9,279	—	—	(19,090)	178,506	1,435	4,823
American Funds Global Balanced Fund, Class R-6	39,234	1,988	3,541	(20)	(5,717)	31,944	378	1,610
						210,450
Fixed income funds 68%
Intermediate Bond Fund of America, Class R-6	557,464	135,782	—	—	(37,403)	655,843	5,160	—
The Bond Fund of America, Class R-6	622,741	39,199	—	—	(65,428)	596,512	6,774	2,436
American Funds Mortgage Fund, Class R-6	297,353	42,566	—	—	(22,929)	316,990	1,517	—
American Funds Strategic Bond Fund, Class R-6	259,589	19,454	—	—	(20,793)	258,250	3,399	—
						1,827,595
Total 100%				$4,775	$(223,798)	$2,678,072	$28,574	$28,984

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	13

American Funds College 2024 Fund	unaudited

Investment portfolio April 30, 2022

Growth-and-income funds 3%	Shares	Value (000)
American Mutual Fund, Class R-6	2,087,350	$105,536

Equity-income funds 4%
The Income Fund of America, Class R-6	3,542,551	86,686
Capital Income Builder, Class R-6	535,467	35,159
		121,845

Balanced funds 6%
American Balanced Fund, Class R-6	6,169,515	186,751

Fixed income funds 87%
Intermediate Bond Fund of America, Class R-6	82,673,313	1,073,101
Short-Term Bond Fund of America, Class R-6	50,344,330	486,326
American Funds Mortgage Fund, Class R-6	47,726,134	452,921
The Bond Fund of America, Class R-6	27,940,506	338,639
American Funds Strategic Bond Fund, Class R-6	28,624,081	300,839
		2,651,826

Total investment securities 100% (cost: $3,234,081,000)		3,065,958
Other assets less liabilities 0%		(905)

Net assets 100%		$3,065,053

14	American Funds College Target Date Series

American Funds College 2024 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 3%
American Mutual Fund, Class R-6	$144,067	$5,666	$39,246	$8,907	$(13,858)	$105,536	$1,307	$4,358
Equity-income funds 4%
The Income Fund of America, Class R-6	117,198	6,237	30,156	3,037	(9,630)	86,686	1,838	4,399
Capital Income Builder, Class R-6	46,975	975	10,949	42	(1,884)	35,159	975	—
						121,845
Balanced funds 6%
American Balanced Fund, Class R-6	206,346	11,628	11,326	261	(20,158)	186,751	1,536	5,285
Fixed income funds 87%
Intermediate Bond Fund of America, Class R-6	1,082,354	55,287	—	—	(64,540)	1,073,101	9,063	—
Short-Term Bond Fund of America, Class R-6	316,516	184,490	—	—	(14,680)	486,326	1,931	—
American Funds Mortgage Fund, Class R-6	464,197	21,844	—	—	(33,120)	452,921	2,218	—
The Bond Fund of America, Class R-6	455,967	7,115	83,922	2,005	(42,526)	338,639	4,357	1,766
American Funds Strategic Bond Fund, Class R-6	305,442	19,534	—	—	(24,137)	300,839	3,977	—
						2,651,826
Total 100%				$14,252	$(224,533)	$3,065,958	$27,202	$15,808

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds College Target Date Series	15

American Funds College Enrollment Fund	unaudited

Investment portfolio April 30, 2022

Balanced funds 5%	Shares	Value (000)
American Balanced Fund, Class R-6	4,030,871	$122,014

Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	68,893,259	894,235
Short-Term Bond Fund of America, Class R-6	92,559,470	894,124
American Funds Mortgage Fund, Class R-6	40,175,312	381,264
American Funds Strategic Bond Fund, Class R-6	23,980,296	252,033
		2,421,656

Total investment securities 100% (cost: $2,698,265,000)		2,543,670
Other assets less liabilities 0%		(760)

Net assets 100%		$2,542,910

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Balanced funds 5%
American Balanced Fund, Class R-6	$149,417	$5,302	$19,315	$222	$(13,612)	$122,014	$1,050	$3,677
Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	1,043,175	7,958	101,671	1,760	(56,987)	894,235	7,961	—
Short-Term Bond Fund of America, Class R-6	1,042,603	4,458	121,393	855	(32,399)	894,124	4,459	—
American Funds Mortgage Fund, Class R-6	447,983	2,350	40,811	(330)	(27,928)	381,264	1,933	—
American Funds Strategic Bond Fund, Class R-6	295,777	3,521	26,890	(820)	(19,555)	252,033	3,520	—
						2,421,656
Total 100%				$1,687	$(150,481)	$2,543,670	$18,923	$3,677

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

16	American Funds College Target Date Series

Financial statements

Statements of assets and liabilities at April 30, 2022	unaudited (dollars and shares in thousands, except per-share amounts)

		College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Assets:
Investment securities of affiliated issuers, at value		$188,317	$1,358,040	$2,159,881	$3,007,374	$2,678,072
Receivables for:
Sales of investments		—	—	—	—	—
Sales of fund’s shares		694	1,325	1,313	1,615	1,872
Dividends		53	828	1,915	3,059	3,206
Total assets		189,064	1,360,193	2,163,109	3,012,048	2,683,150

Liabilities:
Payables for:
Purchases of investments		665	1,961	2,958	4,349	4,169
Repurchases of fund’s shares		81	192	265	325	909
Services provided by related parties		37	298	467	639	606
Trustees’ deferred compensation		—	4	9	14	13
Other		9	67	105	145	128
Total liabilities		792	2,522	3,804	5,472	5,825
Net assets at April 30, 2022		$188,272	$1,357,671	$2,159,305	$3,006,576	$2,677,325

Net assets consist of:
Capital paid in on shares of beneficial interest		$214,796	$1,437,341	$2,243,860	$3,138,490	$2,782,037
Total accumulated loss		(26,524)	(79,670)	(84,555)	(131,914)	(104,712)
Net assets at April 30, 2022		$188,272	$1,357,671	$2,159,305	$3,006,576	$2,677,325

Investment securities of affiliated issuers, at cost		$219,824	$1,492,749	$2,315,720	$3,208,124	$2,829,664

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$137,197	$1,057,564	$1,776,007	$2,483,627	$2,156,985
	Shares outstanding	14,899	96,398	155,295	194,864	179,150
	Net asset value per share	$9.21	$10.97	$11.44	$12.75	$12.04
Class 529-C:	Net assets	$13,293	$82,322	$89,918	$123,309	$137,572
	Shares outstanding	1,451	7,601	7,949	9,798	11,546
	Net asset value per share	$9.16	$10.83	$11.31	$12.59	$11.91
Class 529-E:	Net assets	$2,543	$29,356	$55,388	$80,110	$71,094
	Shares outstanding	276	2,682	4,871	6,336	5,956
	Net asset value per share	$9.20	$10.95	$11.37	$12.64	$11.94
Class 529-T:	Net assets	$9	$13	$14	$14	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$9.23	$11.05	$11.47	$12.77	$12.07
Class 529-F-1:	Net assets	$9	$13	$11	$11	$10
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$9.23	$11.03	$11.48	$12.80	$12.10
Class 529-F-2:	Net assets	$35,211	$187,592	$237,168	$318,017	$311,640
	Shares outstanding	3,816	17,119	20,758	24,974	25,910
	Net asset value per share	$9.23	$10.96	$11.43	$12.73	$12.03
Class 529-F-3:	Net assets	$10	$811	$799	$1,488	$11
	Shares outstanding	1	74	70	117	1
	Net asset value per share	$9.24	$10.96	$11.42	$12.73	$12.02

See notes to financial statements.

American Funds College Target Date Series	17

Financial statements (continued)

Statements of assets and liabilities at April 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		College 2024 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,065,958	$2,543,670
Receivables for:
Sales of investments		—	852
Sales of fund’s shares		1,288	1,196
Dividends		4,094	3,261
Total assets		3,071,340	2,548,979

Liabilities:
Payables for:
Purchases of investments		4,489	3,261
Repurchases of fund’s shares		893	2,007
Services provided by related parties		743	657
Trustees’ deferred compensation		16	23
Other		146	121
Total liabilities		6,287	6,069
Net assets at April 30, 2022		$3,065,053	$2,542,910

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,190,156	$2,683,260
Total accumulated loss		(125,103)	(140,350)
Net assets at April 30, 2022		$3,065,053	$2,542,910

Investment securities of affiliated issuers, at cost		$3,234,081	$2,698,265

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$2,386,665	$1,975,646
	Shares outstanding	209,269	209,163
	Net asset value per share	$11.40	$9.45
Class 529-C:	Net assets	$241,602	$184,186
	Shares outstanding	21,442	19,420
	Net asset value per share	$11.27	$9.48
Class 529-E:	Net assets	$95,943	$86,562
	Shares outstanding	8,455	9,186
	Net asset value per share	$11.35	$9.42
Class 529-T:	Net assets	$12	$11
	Shares outstanding	1	1
	Net asset value per share	$11.42	$9.45
Class 529-F-1:	Net assets	$10	$9
	Shares outstanding	1	1
	Net asset value per share	$11.45	$9.47
Class 529-F-2:	Net assets	$339,981	$296,486
	Shares outstanding	29,842	31,406
	Net asset value per share	$11.39	$9.44
Class 529-F-3:	Net assets	$840	$10
	Shares outstanding	74	1
	Net asset value per share	$11.38	$9.43

See notes to financial statements.

18	American Funds College Target Date Series

Financial statements (continued)

Statements of operations for the six months ended April 30, 2022	unaudited (dollars in thousands)

	College 2039 Fund		College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund
Investment income:
Income:
Dividends from affiliated issuers	$916		$10,846	$20,256	$32,342	$28,574

Fees and expenses*:
Distribution services	202		1,836	2,881	3,889	3,470
Transfer agent services	65		653	1,055	1,449	1,269
529 plan services	39		394	635	874	768
Reports to shareholders	2		14	23	32	28
Registration statement and prospectus	8		65	73	89	82
Trustees’ compensation	—	†	2	3	4	4
Auditing and legal	—	†	2	2	2	2
Custodian	—	†	2	3	5	4
Other	—	†	2	4	5	5
Total fees and expenses	316		2,970	4,679	6,349	5,632
Net investment income	600		7,876	15,577	25,993	22,942

Net realized gain and unrealized depreciation:
Net realized gain (loss) on sale of investments in affiliated issuers	—		195	542	(389)	4,775
Capital gain distributions received from affiliated issuers	4,786		51,670	62,804	55,190	28,984
	4,786		51,865	63,346	54,801	33,759
Net unrealized depreciation on investments in affiliated issuers	(33,250)		(271,992)	(340,689)	(318,979)	(223,798)
Net realized gain and unrealized depreciation	(28,464)		(220,127)	(277,343)	(264,178)	(190,039)
Net decrease in net assets resulting from operations	$(27,864)		$(212,251)	$(261,766)	$(238,185)	$(167,097)

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds College Target Date Series	19

Financial statements (continued)

Statements of operations for the six months ended April 30, 2022 (continued)	unaudited (dollars in thousands)

	College 2024 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$27,202	$18,923

Fees and expenses*:
Distribution services	4,347	3,654
Transfer agent services	1,461	1,269
529 plan services	886	775
Reports to shareholders	32	28
Registration statement and prospectus	90	47
Trustees’ compensation	4	4
Auditing and legal	2	2
Custodian	5	4
Other	5	5
Total fees and expenses	6,832	5,788
Net investment income	20,370	13,135

Net realized gain and unrealized depreciation:
Net realized gain (loss) on sale of investments in affiliated issuers	14,252	1,687
Capital gain distributions received from affiliated issuers	15,808	3,677
	30,060	5,364
Net unrealized depreciation on investments in affiliated issuers	(224,533)	(150,481)
Net realized gain and unrealized depreciation	(194,473)	(145,117)
Net decrease in net assets resulting from operations	$(174,103)	$(131,982)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

20	American Funds College Target Date Series

Financial statements (continued)

Statements of changes in net asset	(dollars in thousands)

	College 2039 Fund		College 2036 Fund		College 2033 Fund
	Six months ended April 30, 2022*	Period ended October 31, 2021†	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$600	$57	$7,876	$8,667	$15,577	$20,488
Net realized gain	4,786	52	51,865	96,123	63,346	225,916
Net unrealized (depreciation) appreciation	(33,250)	1,743	(271,992)	119,909	(340,689)	116,084
Net (decrease) increase in net assets resulting from operations	(27,864)	1,852	(212,251)	224,699	(261,766)	362,488

Distributions paid to shareholders	(512)	—	(103,659)	(35,131)	(237,378)	(100,031)

Net capital share transactions	147,520	67,276	320,926	488,102	423,474	439,249

Total increase (decrease) in net assets	119,144	69,128	5,016	677,670	(75,670)	701,706

Net assets:
Beginning of period	69,128	—	1,352,655	674,985	2,234,975	1,533,269
End of period	$188,272	$69,128	$1,357,671	$1,352,655	$2,159,305	$2,234,975

	College 2030 Fund		College 2027 Fund		College 2024 Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$25,993	$37,981	$22,942	$37,083	$20,370	$34,212
Net realized gain	54,801	330,537	33,759	180,897	30,060	149,899
Net unrealized (depreciation) appreciation	(318,979)	37,590	(223,798)	23,178	(224,533)	(35,235)
Net (decrease) increase in net assets resulting from operations	(238,185)	406,108	(167,097)	241,158	(174,103)	148,876

Distributions paid to shareholders	(348,301)	(134,383)	(192,516)	(120,460)	(144,352)	(128,784)

Net capital share transactions	539,604	490,887	360,195	476,868	245,460	501,023

Total increase (decrease) in net assets	(46,882)	762,612	582	597,566	(72,995)	521,115

Net assets:
Beginning of period	3,053,458	2,290,846	2,676,743	2,079,177	3,138,048	2,616,933
End of period	$3,006,576	$3,053,458	$2,677,325	$2,676,743	$3,065,053	$3,138,048

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	College Enrollment Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$13,135	$13,294
Net realized gain	5,364	29,540
Net unrealized (depreciation) appreciation	(150,481)	(29,844)
Net (decrease) increase in net assets resulting from operations	(131,982)	12,990

Distributions paid to shareholders	(30,814)	(33,663)

Net capital share transactions	(272,137)	1,927,366

Total increase (decrease) in net assets	(434,933)	1,906,693

Net assets:
Beginning of period	2,977,843	1,071,150
End of period	$2,542,910	$2,977,843

*	Unaudited.
†	For the period March 26, 2021, commencement of operations, to October 31, 2021.

See notes to financial statements.

22	American Funds College Target Date Series

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds College Target Date Series	23

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2022, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results.

24	American Funds College Target Date Series

The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of

American Funds College Target Date Series	25

the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

26	American Funds College Target Date Series

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College Enrollment Fund
As of October 31, 2021
Undistributed ordinary income	$62	$10,597	$27,364	$44,312	$41,546	$28,015	$12,060
Undistributed long-term capital gains	62	88,363	202,382	292,044	141,161	108,941	14,718
As of April 30, 2022
Gross unrealized appreciation on investments	—	—	25,836	47,900	30,923	18,279	27
Gross unrealized depreciation on investments	(31,522)	(134,804)	(181,731)	(248,937)	(182,515)	(186,409)	(154,887)
Net unrealized depreciation on investments	(31,522)	(134,804)	(155,895)	(201,037)	(151,592)	(168,130)	(154,860)
Cost of investments	219,839	1,492,844	2,315,776	3,208,411	2,829,664	3,234,088	2,698,530

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

College 2039 Fund

	Six months ended April 30, 2022						Period ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$319		$47		$366		$—		$—		$—
Class 529-C	19		4		23		—		—		—
Class 529-E	6		1		7		—		—		—
Class 529-T	—	*	—	*	—	*	—		—		—
Class 529-F-1	—	*	—	*	—	*	—		—		—
Class 529-F-2	104		12		116		—		—		—
Class 529-F-3	—	*	—	*	—	*	—		—		—
Total	$448		$64		$512		$—		$—		$—

College 2036 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$11,992		$68,916		$80,908		$14,263		$14,179		$28,442
Class 529-C	473		5,695		6,168		790		994		1,784
Class 529-E	283		1,903		2,186		348		374		722
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	1		1		—	*	—	*	—	*
Class 529-F-2	2,508		11,763		14,271		2,147		1,945		4,092
Class 529-F-3	23		101		124		49		42		91
Total	$15,279		$88,380		$103,659		$17,597		$17,534		$35,131

See end of tables for footnote.

American Funds College Target Date Series	27

College 2033 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$29,090		$166,515		$195,605		$34,385		$48,348		$82,733
Class 529-C	787		9,407		10,194		1,777		3,635		5,412
Class 529-E	788		5,186		5,974		1,028		1,563		2,591
Class 529-T	—	*	1		1		—	*	1		1
Class 529-F-1	—	*	1		1		—	*	—	*	—	*
Class 529-F-2	4,289		21,182		25,471		4,019		5,186		9,205
Class 529-F-3	23		109		132		40		49		89
Total	$34,977		$202,401		$237,378		$41,249		$58,782		$100,031

College 2030 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$46,959		$241,570		$288,529		$49,683		$62,531		$112,214
Class 529-C	1,435		13,169		14,604		1,894		4,458		6,352
Class 529-E	1,354		7,844		9,198		1,484		2,043		3,527
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	1		1		—	*	—	*	—	*
Class 529-F-2	6,461		29,322		35,783		5,653		6,532		12,185
Class 529-F-3	34		151		185		50		55		105
Total	$56,243		$292,058		$348,301		$58,764		$75,619		$134,383

College 2027 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$41,812		$113,866		$155,678		$52,834		$45,821		$98,655
Class 529-C	1,655		7,459		9,114		2,455		3,485		5,940
Class 529-E	1,235		3,771		5,006		1,650		1,541		3,191
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-2	6,646		16,070		22,716		7,014		5,660		12,674
Class 529-F-3	—	*	1		1		—	*	—	*	—	*
Total	$51,348		$141,168		$192,516		$63,953		$56,507		$120,460

College 2024 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$28,580		$84,804		$113,384		$63,991		$38,145		$102,136
Class 529-C	1,069		8,932		10,001		4,973		4,427		9,400
Class 529-E	929		3,441		4,370		2,512		1,611		4,123
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	1		1		—	*	—	*	—	*
Class 529-F-2	4,801		11,748		16,549		8,394		4,668		13,062
Class 529-F-3	14		32		46		41		22		63
Total	$35,393		$108,959		$144,352		$79,911		$48,873		$128,784

See end of tables for footnote.

28	American Funds College Target Date Series

College Enrollment Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$13,119		$11,417		$24,536		$21,448		$5,329		$26,777
Class 529-C	24		1,142		1,166		1,033		562		1,595
Class 529-E	389		499		888		882		241		1,123
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-2	2,550		1,674		4,224		3,391		777		4,168
Class 529-F-3	—	*	—	*	—	*	—	*	—	*	—	*
Total	$16,082		$14,732		$30,814		$26,754		$6,909		$33,663

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2022, unreimbursed expenses subject to reimbursement totaled $99,000 for College 2039 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds College Target Date Series	29

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fee was based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2022, the 529 plan services fees were $4,371,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class of each fund.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2022, were as follows (dollars in thousands):

College 2039 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$150	$50		$28
Class 529-C	47	5		3
Class 529-E	5	1		1
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	9		7
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$202	$65		$39

College 2036 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$1,327	$534		$308
Class 529-C	434	43		25
Class 529-E	75	9		8
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	67		53
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$1,836	$653		$394

College 2033 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$2,241	$904		$523
Class 529-C	497	48		28
Class 529-E	143	18		16
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	85		68
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$2,881	$1,055		$635

College 2030 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$3,021	$1,246		$722
Class 529-C	663	65		38
Class 529-E	205	26		23
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	112		90
Class 529-F-3	Not applicable	—	*	1
Total class-specific expenses	$3,889	$1,449		$874

See end of tables for footnote.

30	American Funds College Target Date Series

College 2027 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$2,589	$1,068		$620
Class 529-C	701	68		40
Class 529-E	180	23		20
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	110		88
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$3,470	$1,269		$768

College 2024 Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$2,850	$1,187		$690
Class 529-C	1,251	122		71
Class 529-E	246	32		28
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	120		97
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$4,347	$1,461		$886

College Enrollment Fund

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class 529-A	$2,383	$1,028		$601
Class 529-C	1,039	100		59
Class 529-E	232	30		26
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	111		89
Class 529-F-3	Not applicable	—	*	—	*
Total class-specific expenses	$3,654	$1,269		$775

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

			Decrease in value of		Total trustees’
	Current fees		deferred amounts		compensation
College 2039 Fund	$—	*	$—	*	$—	*
College 2036 Fund	2		—	*	2
College 2033 Fund	3		—	*	3
College 2030 Fund	4		—	*	4
College 2027 Fund	4		—	*	4
College 2024 Fund	4		—	*	4
College Enrollment Fund	4		—	*	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds College Target Date Series	31

8. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2022, as follows (dollars in thousands):

	Purchases	Sales
College 2039 Fund	$152,482	$—
College 2036 Fund	290,065	13,344
College 2033 Fund	308,773	44,370
College 2030 Fund	380,922	108,554
College 2027 Fund	278,294	58,746
College 2024 Fund	312,775	175,600
College Enrollment Fund	23,589	310,080

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2039 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2022

Class 529-A	$108,443	10,458	$366		34		$(3,543)	(341)	$105,266		10,151
Class 529-C	11,462	1,104	23		2		(344)	(33)	11,141		1,073
Class 529-E	1,947	186	6		1		(116)	(12)	1,837		175
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-2	30,708	2,923	117		11		(1,549)	(148)	29,276		2,786
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase (decrease)	$152,560	14,671	$512		48		$(5,552)	(534)	$147,520		14,185

For the period March 26, 2021[3], through October 31, 2021

Class 529-A	$51,733	4,815	$—		—		$(722)	(67)	$51,011		4,748
Class 529-C	4,136	384	—		—		(67)	(6)	4,069		378
Class 529-E	1,084	101	—		—		(3)	— [2]	1,081		101
Class 529-T	10	1	—		—		—	—	10		1
Class 529-F-1	10	1	—		—		—	—	10		1
Class 529-F-2	11,232	1,044	—		—		(147)	(14)	11,085		1,030
Class 529-F-3	10	1	—		—		—	—	10		1
Total net increase (decrease)	$68,215	6,347	$—		—		$(939)	(87)	$67,276		6,260

See end of tables for footnotes.

32	American Funds College Target Date Series

College 2036 Fund

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class 529-A	$194,924	15,645		$80,901	6,380		$(32,884)	(2,656)	$242,941	19,369
Class 529-C	15,083	1,195		6,166	491		(4,266)	(349)	16,983	1,337
Class 529-E	5,919	474		2,186	173		(829)	(66)	7,276	581
Class 529-T	—	—		1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—		1	—	[2]	—	—	1	—	[2]
Class 529-F-2	47,483	3,789		14,263	1,128		(6,992)	(568)	54,754	4,349
Class 529-F-3	—	—		124	10		(1,154)	(92)	(1,030)	(82)
Total net increase (decrease)	$263,409	21,103		$103,642	8,182		$(46,125)	(3,731)	$320,926	25,554

Year ended October 31, 2021

Class 529-A	$370,614	28,768		$28,431	2,344		$(42,456)	(3,266)	$356,589	27,846
Class 529-C	42,606	3,351		1,785	148		(6,147)	(477)	38,244	3,022
Class 529-E	10,809	841		722	60		(1,488)	(117)	10,043	784
Class 529-T	—	—		1	—	[2]	—	—	1	—	[2]
Class 529-F-1	1	—	[2]	1	—	[2]	(42)	(4)	(40)	(4)
Class 529-F-2	88,284	6,853		4,092	338		(10,950)	(850)	81,426	6,341
Class 529-F-3	2,100	174		91	7		(352)	(26)	1,839	155
Total net increase (decrease)	$514,414	39,987		$35,123	2,897		$(61,435)	(4,740)	$488,102	38,144

College 2033 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class 529-A	$205,010	15,930	$195,585	15,221		$(53,556)	(4,186)	$347,039	26,965
Class 529-C	11,320	882	10,189	799		(17,767)	(1,378)	3,742	303
Class 529-E	6,257	488	5,975	467		(1,069)	(81)	11,163	874
Class 529-T	—	—	2	—	[2]	—	—	2	—	[2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-2	42,159	3,273	25,468	1,985		(5,833)	(454)	61,794	4,804
Class 529-F-3	8	1	131	10		(406)	(32)	(267)	(21)
Total net increase (decrease)	$264,754	20,574	$237,351	18,482		$(78,631)	(6,131)	$423,474	32,925

Year ended October 31, 2021

Class 529-A	$370,649	27,162	$82,707	6,407		$(92,135)	(6,734)	$361,221	26,835
Class 529-C	21,057	1,559	5,408	422		(31,753)	(2,349)	(5,288)	(368)
Class 529-E	10,803	798	2,591	201		(3,433)	(251)	9,961	748
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—	1	—	[2]	(13)	(1)	(12)	(1)
Class 529-F-2	76,654	5,609	9,206	714		(13,665)	(998)	72,195	5,325
Class 529-F-3	1,438	108	89	7		(356)	(25)	1,171	90
Total net increase (decrease)	$480,601	35,236	$100,003	7,751		$(141,355)	(10,358)	$439,249	32,629

See end of tables for footnotes.

American Funds College Target Date Series	33

College 2030 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class 529-A	$230,632	16,383	$288,384	20,807		$(77,521)	(5,529)	$441,495	31,661
Class 529-C	15,860	1,136	14,586	1,063		(23,002)	(1,647)	7,444	552
Class 529-E	7,441	533	9,198	669		(2,698)	(192)	13,941	1,010
Class 529-T	—	—	2	—	[2]	—	—	2	—	[2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-2	47,979	3,418	35,781	2,587		(7,150)	(505)	76,610	5,500
Class 529-F-3	9	1	186	13		(84)	(6)	111	8
Total net increase (decrease)	$301,921	21,471	$348,138	25,139		$(110,455)	(7,879)	$539,604	38,731

Year ended October 31, 2021

Class 529-A	$439,913	29,478	$112,190	7,895		$(144,736)	(9,677)	$407,367	27,696
Class 529-C	29,267	1,984	6,351	451		(49,425)	(3,349)	(13,807)	(914)
Class 529-E	15,173	1,021	3,526	250		(5,808)	(390)	12,891	881
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—	1	—	[2]	(4)	— [2]	(3)	—	[2]
Class 529-F-2	86,677	5,807	12,185	858		(15,994)	(1,074)	82,868	5,591
Class 529-F-3	1,838	125	105	8		(373)	(25)	1,570	108
Total net increase (decrease)	$572,868	38,415	$134,359	9,462		$(216,340)	(14,515)	$490,887	33,362

College 2027 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class 529-A	$207,965	16,059	$155,652	12,085		$(77,917)	(5,995)	$285,700	22,149
Class 529-C	24,299	1,901	9,112	713		(20,607)	(1,601)	12,804	1,013
Class 529-E	7,255	566	5,003	391		(3,276)	(252)	8,982	705
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-2	41,895	3,224	22,711	1,768		(11,900)	(910)	52,706	4,082
Class 529-F-3	—	—	1	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$281,414	21,750	$192,481	14,957		$(113,700)	(8,758)	$360,195	27,949

Year ended October 31, 2021

Class 529-A	$431,969	32,087	$98,610	7,603		$(153,849)	(11,410)	$376,730	28,280
Class 529-C	41,060	3,083	5,938	461		(43,234)	(3,238)	3,764	306
Class 529-E	14,136	1,058	3,190	248		(5,899)	(442)	11,427	864
Class 529-T	—	—	1	—	[2]	—	—	1	—	[2]
Class 529-F-1	—	—	1	—	[2]	(4)	— [2]	(3)	—	[2]
Class 529-F-2	95,941	7,131	12,671	978		(23,664)	(1,754)	84,948	6,355
Class 529-F-3	—	—	1	—	[2]	—	—	1	—	[2]
Total net increase (decrease)	$583,106	43,359	$120,412	9,290		$(226,650)	(16,844)	$476,868	35,805

See end of tables for footnotes.

34	American Funds College Target Date Series

College 2024 Fund

	Sales[1]				Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class 529-A	$204,466		16,918		$113,365		9,377		$(131,236)	(10,848)	$186,595	15,447
Class 529-C	37,139		3,107		10,000		834		(38,272)	(3,201)	8,867	740
Class 529-E	8,410		699		4,369		363		(6,928)	(573)	5,851	489
Class 529-T	—		—		1		—	[2]	—	—	1	—	[2]
Class 529-F-1	—		—		—	[2]	—	[2]	—	—	— [2]	—	[2]
Class 529-F-2	42,779		3,524		16,546		1,371		(15,074)	(1,245)	44,251	3,650
Class 529-F-3	—	[2]	—	[2]	46		4		(151)	(12)	(105)	(8)
Total net increase (decrease)	$292,794		24,248		$144,327		11,949		$(191,661)	(15,879)	$245,460	20,318

Year ended October 31, 2021

Class 529-A	$511,091		40,756		$102,088		8,300		$(225,499)	(17,966)	$387,680	31,090
Class 529-C	77,248		6,234		9,396		771		(69,243)	(5,581)	17,401	1,424
Class 529-E	20,520		1,646		4,121		336		(11,327)	(907)	13,314	1,075
Class 529-T	—		—		1		—	[2]	—	—	1	—	[2]
Class 529-F-1	—	[2]	—	[2]	1		—	[2]	(10)	(1)	(9)	(1)
Class 529-F-2	99,180		7,915		13,059		1,063		(30,649)	(2,441)	81,590	6,537
Class 529-F-3	1,257		98		63		5		(274)	(22)	1,046	81
Total net increase (decrease)	$709,296		56,649		$128,729		10,475		$(337,002)	(26,918)	$501,023	40,206

College Enrollment Fund

	Sales[1]		Issued in connection with the merger of College 2021 Fund		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class 529-A	$137,874	14,024			$24,516		2,469		$(356,295)	(36,101)	$(193,905)	(19,608)
Class 529-C	19,857	2,012			1,164		116		(65,026)	(6,565)	(44,005)	(4,437)
Class 529-E	6,781	694			887		89		(18,428)	(1,868)	(10,760)	(1,085)
Class 529-T	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	25,823	2,629			4,222		426		(53,512)	(5,416)	(23,467)	(2,361)
Class 529-F-3	—	—			—	[2]	—	[2]	—	—	— [2]	— [2]
Total net increase (decrease)	$190,335	19,359			$30,789		3,100		$(493,261)	(49,950)	$(272,137)	(27,491)

Year ended October 31, 2021

Class 529-A	$244,763	25,215	$1,735,469	172,977	$26,741		2,647		$(515,784)	(51,114)	$1,491,189	149,725
Class 529-C	31,012	3,171	220,474	21,855	1,592		157		(103,996)	(10,262)	149,082	14,921
Class 529-E	9,425	986	83,631	8,353	1,122		111		(28,426)	(2,823)	65,752	6,627
Class 529-T	—	—	11	1	—	[2]	—	[2]	(11)	(1)	— [2]	— [2]
Class 529-F-1	—	—	10	1	—	[2]	—	[2]	(72)	(7)	(62)	(6)
Class 529-F-2	52,403	5,339	235,957	23,539	4,167		413		(71,122)	(7,048)	221,405	22,243
Class 529-F-3	—	—	10	1	—	[2]	—	[2]	(10)	(1)	— [2]	— [2]
Total net increase (decrease)	$337,603	34,711	$2,275,562	226,727	$33,622		3,328		$(719,421)	(71,256)	$1,927,366	193,510

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.
American Funds College Target Date Series	35

Financial highlights

College 2039 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$11.04	$.04	$(1.82)	$(1.78)	$(.04)	$(.01)	$(.05)	$9.21	(16.20)%[8]		$137		.47%[9]		.47%[9]		.86%[9]		.87%[9]
10/31/2021[7,10]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40	[8]	53		.47	[9]	.47	[9]	.87	[9]	.45	[9]
Class 529-C:
4/30/2022[6,7]	11.01	.01	(1.82)	(1.81)	(.03)	(.01)	(.04)	9.16	(16.53)[8]		13		1.17	[9]	1.17	[9]	1.56	[9]	.12	[9]
10/31/2021[7,10]	10.00	(.02)	1.03	1.01	—	—	—	11.01	10.10	[8]	4		1.16	[9]	1.16	[9]	1.56	[9]	(.35)[9]
Class 529-E:
4/30/2022[6,7]	11.04	.03	(1.82)	(1.79)	(.04)	(.01)	(.05)	9.20	(16.34)[8]		3		.62	[9]	.62	[9]	1.01	[9]	.68	[9]
10/31/2021[7,10]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40	[8]	1		.60	[9]	.60	[9]	1.00	[9]	.35	[9]
Class 529-T:
4/30/2022[6,7]	11.05	.07	(1.84)	(1.77)	(.04)	(.01)	(.05)	9.23	(16.11)[8,11]		—	[12]	.18	[9,11]	.18	[9,11]	.57	[9,11]	1.29	[9,11]
10/31/2021[7,10]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50	[8,11]	—	[12]	.21	[9,11]	.20	[9,11]	.60	[9,11]	.72	[9,11]
Class 529-F-1:
4/30/2022[6,7]	11.05	.06	(1.83)	(1.77)	(.04)	(.01)	(.05)	9.23	(16.14)[8,11]		—	[12]	.21	[9,11]	.21	[9,11]	.60	[9,11]	1.26	[9,11]
10/31/2021[7,10]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	[8,11]	—	[12]	.28	[9,11]	.27	[9,11]	.67	[9,11]	.65	[9,11]
Class 529-F-2:
4/30/2022[6,7]	11.06	.06	(1.83)	(1.77)	(.05)	(.01)	(.06)	9.23	(16.09)[8]		35		.14	[9]	.14	[9]	.53	[9]	1.20	[9]
10/31/2021[7,10]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[8]	11		.16	[9]	.16	[9]	.56	[9]	.72	[9]
Class 529-F-3:
4/30/2022[6,7]	11.06	.07	(1.83)	(1.76)	(.05)	(.01)	(.06)	9.24	(16.02)[8]		—	[12]	.08	[9]	.08	[9]	.47	[9]	1.39	[9]
10/31/2021[7,10]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	[8]	—	[12]	.07	[9]	.07	[9]	.47	[9]	.84	[9]

See end of tables for footnotes.

36	American Funds College Target Date Series

Financial highlights (continued)

College 2036 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$13.77	$.07	$(1.87)	$(1.80)	$(.10)	$(.90)	$(1.00)	$10.97	(14.04)%[8]	$1,058		.41%[9]		.41%[9]		.77%[9]		1.15%[9]
10/31/2021	11.22	.11	2.97	3.08	(.14)	(.39)	(.53)	13.77	28.16	1,061		.44		.44		.81		.83
10/31/2020	10.68	.12	.71	.83	(.14)	(.15)	(.29)	11.22	7.80	552		.48		.48		.85		1.15
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33	275		.51		.51		.89		1.51
10/31/2018[7,13]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[8]	73		.56	[9]	.50	[9]	.89	[9]	1.27	[9]
Class 529-C:
4/30/2022[6,7]	13.58	.02	(1.84)	(1.82)	(.03)	(.90)	(.93)	10.83	(14.37)[8]	82		1.17	[9]	1.17	[9]	1.53	[9]	.39	[9]
10/31/2021	11.10	.01	2.95	2.96	(.09)	(.39)	(.48)	13.58	27.22	85		1.17		1.17		1.54		.09
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12	36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48	18		1.20		1.20		1.58		.83
10/31/2018[7,13]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[8]	6		1.25	[9]	1.19	[9]	1.58	[9]	.66	[9]
Class 529-E:
4/30/2022[6,7]	13.73	.06	(1.86)	(1.80)	(.08)	(.90)	(.98)	10.95	(14.07)[8]	29		.63	[9]	.63	[9]	.99	[9]	.93	[9]
10/31/2021	11.20	.08	2.96	3.04	(.12)	(.39)	(.51)	13.73	27.82	29		.64		.64		1.01		.62
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60	15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19	8		.67		.67		1.05		1.36
10/31/2018[7,13]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[8]	2		.86	[9]	.68	[9]	1.07	[9]	1.23	[9]
Class 529-T:
4/30/2022[6,7]	13.87	.09	(1.88)	(1.79)	(.13)	(.90)	(1.03)	11.05	(13.92)[8,11]	—	[12]	.16	[9,11]	.16	[9,11]	.52	[9,11]	1.41	[9,11]
10/31/2021	11.29	.14	2.99	3.13	(.16)	(.39)	(.55)	13.87	28.42 [11]	—	[12]	.20	[11]	.20	[11]	.57	[11]	1.08	[11]
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06 [11]	—	[12]	.23	[11]	.23	[11]	.60	[11]	1.50	[11]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66 [11]	—	[12]	.26	[11]	.26	[11]	.64	[11]	1.89	[11]
10/31/2018[7,13]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[8,11]	—	[12]	.71	[9,11]	.31	[9,11]	.70	[9,11]	1.49	[9,11]
Class 529-F-1:
4/30/2022[6,7]	13.85	.08	(1.88)	(1.80)	(.12)	(.90)	(1.02)	11.03	(13.99)[8,11]	—	[12]	.20	[9,11]	.20	[9,11]	.56	[9,11]	1.37	[9,11]
10/31/2021	11.28	.13	2.99	3.12	(.16)	(.39)	(.55)	13.85	28.39 [11]	—	[12]	.24	[11]	.24	[11]	.61	[11]	.99	[11]
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17 [11]	—	[12]	.18	[11]	.18	[11]	.55	[11]	1.43	[11]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67	32		.20		.20		.58		1.80
10/31/2018[7,13]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[8]	8		.26	[9]	.19	[9]	.58	[9]	1.55	[9]
Class 529-F-2:
4/30/2022[6,7]	13.77	.09	(1.86)	(1.77)	(.14)	(.90)	(1.04)	10.96	(13.90)[8]	188		.14	[9]	.14	[9]	.50	[9]	1.41	[9]
10/31/2021	11.22	.14	2.97	3.11	(.17)	(.39)	(.56)	13.77	28.44	176		.17		.17		.54		1.09
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	72		—		—		—		—
Class 529-F-3:
4/30/2022[6,7]	13.77	.09	(1.86)	(1.77)	(.14)	(.90)	(1.04)	10.96	(13.87)[8]	1		.07	[9]	.07	[9]	.43	[9]	1.45	[9]
10/31/2021	11.22	.16	2.96	3.12	(.18)	(.39)	(.57)	13.77	28.56	2		.07		.07		.44		1.23
10/31/2020[7,14]	11.22	—	—	—	—	—	—	11.22	—	—	[12]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2033 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
4/30/2022[6,7]	$14.34	$.09	$(1.50)	$(1.41)	$(.15)	$(1.34)	$(1.49)	$11.44	(11.00)%[8]	$1,776		.41%[9]		.73%[9]		1.40%[9]
10/31/2021	12.44	.15	2.54	2.69	(.23)	(.56)	(.79)	14.34	22.35	1,840		.42		.75		1.07
10/31/2020	12.04	.17	.80	.97	(.21)	(.36)	(.57)	12.44	8.22	1,263		.42		.76		1.42
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95	952		.45		.81		1.76
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)	655		.43		.81		1.49
10/31/2017	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15	428		.34		.73		1.53
Class 529-C:
4/30/2022[6,7]	14.13	.04	(1.49)	(1.45)	(.03)	(1.34)	(1.37)	11.31	(11.36)[8]	90		1.16	[9]	1.48	[9]	.64	[9]
10/31/2021	12.27	.04	2.51	2.55	(.13)	(.56)	(.69)	14.13	21.36	108		1.17		1.50		.32
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53	98		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13	94		1.18		1.54		1.03
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)	73		1.20		1.58		.72
10/31/2017	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23	58		1.20		1.59		.70
Class 529-E:
4/30/2022[6,7]	14.25	.07	(1.49)	(1.42)	(.12)	(1.34)	(1.46)	11.37	(11.12)[8]	55		.63	[9]	.95	[9]	1.18	[9]
10/31/2021	12.37	.12	2.53	2.65	(.21)	(.56)	(.77)	14.25	22.07	57		.63		.96		.85
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99	40		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69	31		.66		1.02		1.55
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)	21		.67		1.05		1.26
10/31/2017	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87	13		.67		1.06		1.19
Class 529-T:
4/30/2022[6,7]	14.39	.11	(1.52)	(1.41)	(.17)	(1.34)	(1.51)	11.47	(10.94)[8,11]	—	[12]	.16	[9,11]	.48	[9,11]	1.65	[9,11]
10/31/2021	12.48	.17	2.56	2.73	(.26)	(.56)	(.82)	14.39	22.56 [11]	—	[12]	.21	[11]	.54	[11]	1.27	[11]
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46 [11]	—	[12]	.21	[11]	.55	[11]	1.66	[11]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19 [11]	—	[12]	.24	[11]	.60	[11]	1.99	[11]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[11]	—	[12]	.25	[11]	.63	[11]	1.68	[11]
10/31/2017[7,15]	10.61	.08	.98	1.06	—	—	—	11.67	9.99 [8,11]	—	[12]	.23	[9,11]	.62	[9,11]	1.34	[9,11]
Class 529-F-1:
4/30/2022[6,7]	14.40	.10	(1.51)	(1.41)	(.17)	(1.34)	(1.51)	11.48	(10.99)[8,11]	—	[12]	.21	[9,11]	.53	[9,11]	1.61	[9,11]
10/31/2021	12.51	.17	2.56	2.73	(.28)	(.56)	(.84)	14.40	22.52 [11]	—	[12]	.25	[11]	.58	[11]	1.22	[11]
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51 [11]	—	[12]	.18	[11]	.52	[11]	1.66	[11]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29	92		.19		.55		2.02
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)	61		.20		.58		1.72
10/31/2017	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42	33		.20		.59		1.67
Class 529-F-2:
4/30/2022[6,7]	14.34	.11	(1.50)	(1.39)	(.18)	(1.34)	(1.52)	11.43	(10.85)[8]	237		.14	[9]	.46	[9]	1.67	[9]
10/31/2021	12.44	.18	2.54	2.72	(.26)	(.56)	(.82)	14.34	22.62	229		.17		.50		1.31
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—	132		—		—		—
Class 529-F-3:
4/30/2022[6,7]	14.34	.11	(1.50)	(1.39)	(.19)	(1.34)	(1.53)	11.42	(10.87)[8]	1		.07	[9]	.39	[9]	1.75	[9]
10/31/2021	12.44	.20	2.54	2.74	(.28)	(.56)	(.84)	14.34	22.77	1		.07		.40		1.45
10/31/2020[7,14]	12.44	—	—	—	—	—	—	12.44	—	—	[12]	—		—		—

See end of tables for footnotes.

38	American Funds College Target Date Series

Financial highlights (continued)

College 2030 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
4/30/2022[6,7]	$15.49	$.12	$(1.13)	$(1.01)	$(.21)	$(1.52)	$(1.73)	$12.75	(7.40)%[8]	$2,484		.40%[9]		.68%[9]		1.70%[9]
10/31/2021	13.99	.21	2.10	2.31	(.35)	(.46)	(.81)	15.49	17.04	2,527		.41		.70		1.40
10/31/2020	13.86	.23	.52	.75	(.27)	(.35)	(.62)	13.99	5.53	1,896		.42		.74		1.64
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81	1,482		.44		.78		1.95
10/31/2018	13.83	.23	(.23)	— [16]	(.18)	(.33)	(.51)	13.32	(.07)	1,133		.43		.79		1.65
10/31/2017	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16	931		.41		.78		1.55
Class 529-C:
4/30/2022[6,7]	15.24	.06	(1.10)	(1.04)	(.09)	(1.52)	(1.61)	12.59	(7.70)[8]	123		1.16	[9]	1.44	[9]	.93	[9]
10/31/2021	13.72	.09	2.07	2.16	(.18)	(.46)	(.64)	15.24	16.16	141		1.16		1.45		.64
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74	139		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94	218		1.18		1.52		1.21
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)	185		1.19		1.55		.87
10/31/2017	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23	174		1.20		1.57		.77
Class 529-E:
4/30/2022[6,7]	15.36	.10	(1.12)	(1.02)	(.18)	(1.52)	(1.70)	12.64	(7.54)[8]	80		.63	[9]	.91	[9]	1.47	[9]
10/31/2021	13.88	.17	2.09	2.26	(.32)	(.46)	(.78)	15.36	16.77	82		.63		.92		1.17
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29	62		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56	53		.65		.99		1.74
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)	41		.66		1.02		1.41
10/31/2017	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89	33		.66		1.03		1.30
Class 529-T:
4/30/2022[6,7]	15.52	.13	(1.12)	(.99)	(.24)	(1.52)	(1.76)	12.77	(7.27)[8,11]	—	[12]	.16	[9,11]	.44	[9,11]	1.94	[9,11]
10/31/2021	14.01	.24	2.10	2.34	(.37)	(.46)	(.83)	15.52	17.28 [11]	—	[12]	.20	[11]	.49	[11]	1.61	[11]
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70 [11]	—	[12]	.21	[11]	.53	[11]	1.86	[11]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07 [11]	—	[12]	.24	[11]	.58	[11]	2.16	[11]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05 [11]	—	[12]	.24	[11]	.60	[11]	1.82	[11]
10/31/2017[7,15]	12.82	.11	.92	1.03	—	—	—	13.85	8.03 [8,11]	—	[12]	.23	[9,11]	.60	[9,11]	1.48	[9,11]
Class 529-F-1:
4/30/2022[6,7]	15.55	.13	(1.13)	(1.00)	(.23)	(1.52)	(1.75)	12.80	(7.31)[8,11]	—	[12]	.21	[9,11]	.49	[9,11]	1.89	[9,11]
10/31/2021	14.06	.23	2.12	2.35	(.40)	(.46)	(.86)	15.55	17.26 [11]	—	[12]	.25	[11]	.54	[11]	1.53	[11]
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74 [11]	—	[12]	.17	[11]	.49	[11]	1.88	[11]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14	148		.19		.53		2.20
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13	103		.19		.55		1.87
10/31/2017	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39	72		.20		.57		1.76
Class 529-F-2:
4/30/2022[6,7]	15.49	.14	(1.13)	(.99)	(.25)	(1.52)	(1.77)	12.73	(7.31)[8]	318		.14	[9]	.42	[9]	1.96	[9]
10/31/2021	13.99	.25	2.09	2.34	(.38)	(.46)	(.84)	15.49	17.30	302		.17		.46		1.64
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—	194		—		—		—
Class 529-F-3:
4/30/2022[6,7]	15.49	.14	(1.12)	(.98)	(.26)	(1.52)	(1.78)	12.73	(7.24)[8]	2		.07	[9]	.35	[9]	2.03	[9]
10/31/2021	13.99	.27	2.09	2.36	(.40)	(.46)	(.86)	15.49	17.45	1		.07		.36		1.78
10/31/2020[7,14]	13.99	—	—	—	—	—	—	13.99	—	—	[12]	—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College 2027 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$13.77	$.11	$(.87)	$(.76)	$(.19)	$(.78)	$(.97)	$12.04	(5.95)%[8]	$2,157		.40%[9]		.40%[9]		.65%[9]		1.71%[9]
10/31/2021	13.11	.21	1.20	1.41	(.39)	(.36)	(.75)	13.77	11.10	2,161		.41		.41		.66		1.54
10/31/2020	13.06	.24	.32	.56	(.29)	(.22)	(.51)	13.11	4.39	1,687		.42		.42		.69		1.86
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23	1,303		.44		.44		.73		2.15
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)	969		.43		.43		.75		1.91
10/31/2017	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76	777		.41		.41		.76		1.65
Class 529-C:
4/30/2022[6,7]	13.58	.06	(.86)	(.80)	(.09)	(.78)	(.87)	11.91	(6.32)[8]	137		1.16	[9]	1.16	[9]	1.41	[9]	.94	[9]
10/31/2021	12.88	.11	1.18	1.29	(.23)	(.36)	(.59)	13.58	10.29	143		1.16		1.16		1.41		.79
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57	132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46	206		1.18		1.18		1.47		1.41
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)	177		1.19		1.19		1.51		1.14
10/31/2017	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97	167		1.19		1.19		1.54		.87
Class 529-E:
4/30/2022[6,7]	13.64	.09	(.85)	(.76)	(.16)	(.78)	(.94)	11.94	(5.99)[8]	71		.63	[9]	.63	[9]	.88	[9]	1.48	[9]
10/31/2021	13.00	.18	1.18	1.36	(.36)	(.36)	(.72)	13.64	10.79	72		.63		.63		.88		1.32
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16	57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01	47		.65		.65		.94		1.94
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)	35		.66		.66		.98		1.69
10/31/2017	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51	27		.66		.66		1.01		1.40
Class 529-T:
4/30/2022[6,7]	13.81	.12	(.86)	(.74)	(.22)	(.78)	(1.00)	12.07	(5.82)[8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.42	[9,11]	1.94	[9,11]
10/31/2021	13.14	.24	1.20	1.44	(.41)	(.36)	(.77)	13.81	11.33 [11]	—	[12]	.20	[11]	.20	[11]	.45	[11]	1.76	[11]
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56 [11]	—	[12]	.22	[11]	.22	[11]	.49	[11]	2.08	[11]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49 [11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.36	[11]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08 [11]	—	[12]	.24	[11]	.24	[11]	.56	[11]	2.09	[11]
10/31/2017[7,15]	12.18	.12	.64	.76	—	—	—	12.94	6.24 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.58	[9,11]	1.67	[9,11]
Class 529-F-1:
4/30/2022[6,7]	13.83	.12	(.86)	(.74)	(.21)	(.78)	(.99)	12.10	(5.80)[8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.46	[9,11]	1.90	[9,11]
10/31/2021	13.19	.23	1.20	1.43	(.43)	(.36)	(.79)	13.83	11.23 [11]	—	[12]	.25	[11]	.25	[11]	.50	[11]	1.64	[11]
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60 [11]	—	[12]	.17	[11]	.17	[11]	.44	[11]	2.11	[11]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55	157		.19		.19		.48		2.40
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17	112		.19		.19		.51		2.15
10/31/2017	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02	75		.20		.20		.55		1.86
Class 529-F-2:
4/30/2022[6,7]	13.77	.13	(.87)	(.74)	(.22)	(.78)	(1.00)	12.03	(5.79)[8]	312		.14	[9]	.14	[9]	.39	[9]	1.97	[9]
10/31/2021	13.11	.24	1.20	1.44	(.42)	(.36)	(.78)	13.77	11.35	301		.17		.17		.42		1.78
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—	203		—		—		—		—
Class 529-F-3:
4/30/2022[6,7]	13.76	.13	(.86)	(.73)	(.23)	(.78)	(1.01)	12.02	(5.73)[8]	—	[12]	.08	[9]	.08	[9]	.33	[9]	2.03	[9]
10/31/2021	13.11	.25	1.20	1.45	(.44)	(.36)	(.80)	13.76	11.41	—	[12]	.10		.08		.33		1.89
10/31/2020[7,14]	13.11	—	—	—	—	—	—	13.11	—	—	[12]	—		—		—		—

See end of tables for footnotes.

40	American Funds College Target Date Series

Financial highlights (continued)

College 2024 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class 529-A:
4/30/2022[6,7]	$12.63	$.08	$(.73)	$(.65)	$(.14)	$(.44)	$(.58)	$11.40	(5.41)%[8]	$2,387		.40%[9]		.64%[9]		1.34%[9]
10/31/2021	12.57	.15	.52	.67	(.37)	(.24)	(.61)	12.63	5.49	2,448		.41		.65		1.21
10/31/2020	12.38	.21	.38	.59	(.28)	(.12)	(.40)	12.57	4.91	2,046		.42		.67		1.72
10/31/2019	11.78	.27	.74	1.01	(.23)	(.18)	(.41)	12.38	8.85	1,544		.43		.70		2.23
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02	1,168		.43		.71		1.96
10/31/2017	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36	935		.42		.70		1.75
Class 529-C:
4/30/2022[6,7]	12.44	.03	(.72)	(.69)	(.04)	(.44)	(.48)	11.27	(5.74)[8]	241		1.16	[9]	1.40	[9]	.58	[9]
10/31/2021	12.35	.06	.52	.58	(.25)	(.24)	(.49)	12.44	4.75	258		1.16		1.40		.46
10/31/2020	12.18	.13	.36	.49	(.20)	(.12)	(.32)	12.35	4.12	238		1.16		1.41		1.07
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02	308		1.17		1.44		1.49
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)	244		1.18		1.46		1.18
10/31/2017	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56	236		1.19		1.47		.98
Class 529-E:
4/30/2022[6,7]	12.56	.07	(.73)	(.66)	(.11)	(.44)	(.55)	11.35	(5.50)[8]	96		.63	[9]	.87	[9]	1.11	[9]
10/31/2021	12.50	.12	.53	.65	(.35)	(.24)	(.59)	12.56	5.29	100		.63		.87		.99
10/31/2020	12.32	.19	.37	.56	(.26)	(.12)	(.38)	12.50	4.64	86		.64		.89		1.51
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67	70		.65		.92		2.01
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)	54		.66		.94		1.73
10/31/2017	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17	43		.66		.94		1.50
Class 529-T:
4/30/2022[6,7]	12.66	.09	(.73)	(.64)	(.16)	(.44)	(.60)	11.42	(5.30)[8,11]	—	[12]	.15	[9,11]	.39	[9,11]	1.59	[9,11]
10/31/2021	12.59	.18	.52	.70	(.39)	(.24)	(.63)	12.66	5.74 [11]	—	[12]	.21	[11]	.45	[11]	1.41	[11]
10/31/2020	12.40	.24	.37	.61	(.30)	(.12)	(.42)	12.59	5.07 [11]	—	[12]	.21	[11]	.46	[11]	1.96	[11]
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02 [11]	—	[12]	.23	[11]	.50	[11]	2.43	[11]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22 [11]	—	[12]	.24	[11]	.52	[11]	2.14	[11]
10/31/2017[7,15]	11.62	.12	.37	.49	—	—	—	12.11	4.22 [8,11]	—	[12]	.23	[9,11]	.51	[9,11]	1.77	[9,11]
Class 529-F-1:
4/30/2022[6,7]	12.68	.09	(.73)	(.64)	(.15)	(.44)	(.59)	11.45	(5.27)[8,11]	—	[12]	.21	[9,11]	.45	[9,11]	1.53	[9,11]
10/31/2021	12.63	.17	.53	.70	(.41)	(.24)	(.65)	12.68	5.73 [11]	—	[12]	.26	[11]	.50	[11]	1.34	[11]
10/31/2020	12.44	.25	.37	.62	(.31)	(.12)	(.43)	12.63	5.12 [11]	—	[12]	.17	[11]	.42	[11]	1.97	[11]
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09	188		.19		.46		2.47
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30	135		.19		.47		2.19
10/31/2017	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63	92		.19		.47		1.97
Class 529-F-2:
4/30/2022[6,7]	12.63	.10	(.73)	(.63)	(.17)	(.44)	(.61)	11.39	(5.26)[8]	340		.14	[9]	.38	[9]	1.61	[9]
10/31/2021	12.57	.18	.52	.70	(.40)	(.24)	(.64)	12.63	5.73	331		.17		.41		1.45
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—	247		—		—		—
Class 529-F-3:
4/30/2022[6,7]	12.63	.10	(.73)	(.63)	(.18)	(.44)	(.62)	11.38	(5.28)[8]	1		.07	[9]	.31	[9]	1.67	[9]
10/31/2021	12.57	.20	.52	.72	(.42)	(.24)	(.66)	12.63	5.87	1		.07		.31		1.61
10/31/2020[7,14]	12.57	—	—	—	—	—	—	12.57	—	—	[12]	—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College Enrollment Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2022[6,7]	$10.04	$.05		$(.53)	$(.48)	$(.06)	$(.05)	$(.11)	$9.45	(4.82)%[8]	$1,976		.39%[9]		.39%[9]		.65%[9]		1.00%[9]
10/31/2021	10.39	.07		(.08)	(.01)	(.27)	(.07)	(.34)	10.04	(.07)	2,296		.41		.41		.68		.72
10/31/2020	10.09	.13		.40	.53	(.23)	—	(.23)	10.39	5.34	821		.41		.41		.68		1.25
10/31/2019	9.70	.19		.34	.53	(.14)	—	(.14)	10.09	5.49	769		.42		.42		.71		1.91
10/31/2018	9.95	.16		(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
10/31/2017	10.08	.11		(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
Class 529-C:
4/30/2022[6,7]	10.06	.01		(.54)	(.53)	— [16]	(.05)	(.05)	9.48	(5.27)[8]	184		1.16	[9]	1.16	[9]	1.42	[9]	.22	[9]
10/31/2021	10.34	—	[16]	(.09)	(.09)	(.12)	(.07)	(.19)	10.06	(.85)	240		1.16		1.16		1.43		(.02)
10/31/2020	10.02	.07		.39	.46	(.14)	—	(.14)	10.34	4.63	92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11		.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
10/31/2018	9.84	.08		(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
10/31/2017	9.97	.03		(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
Class 529-E:
4/30/2022[6,7]	10.01	.04		(.54)	(.50)	(.04)	(.05)	(.09)	9.42	(5.02)[8]	87		.63	[9]	.63	[9]	.89	[9]	.76	[9]
10/31/2021	10.36	.05		(.08)	(.03)	(.25)	(.07)	(.32)	10.01	(.31)	103		.63		.63		.90		.51
10/31/2020	10.05	.11		.40	.51	(.20)	—	(.20)	10.36	5.19	38		.61		.61		.88		1.08
10/31/2019	9.66	.17		.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
10/31/2018	9.92	.13		(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
10/31/2017	10.04	.09		(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
Class 529-T:
4/30/2022[6,7]	10.05	.06		(.54)	(.48)	(.07)	(.05)	(.12)	9.45	(4.81)[8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.43	[9,11]	1.22	[9,11]
10/31/2021	10.40	.09		(.08)	.01	(.29)	(.07)	(.36)	10.05	.13 [11]	—	[12]	.20	[11]	.20	[11]	.47	[11]	.89	[11]
10/31/2020	10.10	.15		.40	.55	(.25)	—	(.25)	10.40	5.57 [11]	—	[12]	.21	[11]	.21	[11]	.48	[11]	1.47	[11]
10/31/2019	9.70	.21		.34	.55	(.15)	—	(.15)	10.10	5.71 [11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.10	[11]
10/31/2018	9.96	.16		(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[11]	—	[12]	.25	[11]	.25	[11]	.56	[11]	1.69	[11]
10/31/2017[7,15]	9.88	.07		.01	.08	—	—	—	9.96	.81 [8,11]	—	[12]	.24	[9,11]	.24	[9,11]	.55	[9,11]	1.26	[9,11]
Class 529-F-1:
4/30/2022[6,7]	10.06	.06		(.54)	(.48)	(.06)	(.05)	(.11)	9.47	(4.78)[8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.47	[9,11]	1.19	[9,11]
10/31/2021	10.43	.08		(.07)	.01	(.31)	(.07)	(.38)	10.06	.08 [11]	—	[12]	.27	[11]	.27	[11]	.54	[11]	.81	[11]
10/31/2020	10.13	.15		.40	.55	(.25)	—	(.25)	10.43	5.59	—	[12]	.18		.18		.45		1.51
10/31/2019	9.73	.21		.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
10/31/2018	9.99	.18		(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
10/31/2017	10.11	.13		(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
Class 529-F-2:
4/30/2022[6,7]	10.04	.06		(.53)	(.47)	(.08)	(.05)	(.13)	9.44	(4.74)[8]	296		.13	[9]	.13	[9]	.39	[9]	1.25	[9]
10/31/2021	10.39	.10		(.08)	.02	(.30)	(.07)	(.37)	10.04	.17	339		.17		.17		.44		.96
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	120		—		—		—		—
Class 529-F-3:
4/30/2022[6,7]	10.03	.06		(.53)	(.47)	(.08)	(.05)	(.13)	9.43	(4.70)[8]	—	[12]	.08	[9]	.08	[9]	.34	[9]	1.31	[9]
10/31/2021	10.39	.10		(.08)	.02	(.31)	(.07)	(.38)	10.03	.23	—	[12]	.10		.08		.35		1.01
10/31/2020[7,14]	10.39	—		—	—	—	—	—	10.39	—	—	[12]	—		—		—		—

See end of tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2022[6,7,8]	2021	2020	2019		2018		2017
College 2039 Fund	—%[17]	4%[7,8,10]
College 2036 Fund	1	27	28%	—%[17]		—%[7,8,13,17]
College 2033 Fund	2	35	26	4		—	[17]	—%[17]
College 2030 Fund	4	44	24	7		8		6
College 2027 Fund	2	30	28	9		10		11
College 2024 Fund	6	18	13	—	[17]	6		13
College Enrollment Fund	1	11	16	5		4		7

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and/or reimbursed a portion of miscellaneous fees and expenses during certain funds’ startup periods.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Class 529-T shares began investment operations on April 7, 2017.
[16]	Amount less than $.01.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds College Target Date Series	43

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American Funds College Target Date Series

Expense example (continued)

College 2039 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$838.02	$2.14	.47%	$3.92	.86%
Class 529-A – assumed 5% return	1,000.00	1,022.46	2.36	.47	4.31	.86
Class 529-C – actual return	1,000.00	834.71	5.32	1.17	7.10	1.56
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.80	1.56
Class 529-E – actual return	1,000.00	836.65	2.82	.62	4.60	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01
Class 529-T – actual return	1,000.00	838.94	.82	.18	2.60	.57
Class 529-T – assumed 5% return	1,000.00	1,023.90	.90	.18	2.86	.57
Class 529-F-1 – actual return	1,000.00	838.55	.96	.21	2.74	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	3.01	.60
Class 529-F-2 – actual return	1,000.00	839.11	.64	.14	2.42	.53
Class 529-F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.66	.53
Class 529-F-3 – actual return	1,000.00	839.83	.36	.08	2.14	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47

College 2036 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$859.62	$1.89	.41%	$3.55	.77%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.86	.77
Class 529-C – actual return	1,000.00	856.30	5.39	1.17	7.04	1.53
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.65	1.53
Class 529-E – actual return	1,000.00	859.30	2.90	.63	4.56	.99
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.96	.99
Class 529-T – actual return	1,000.00	860.77	.74	.16	2.40	.52
Class 529-T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.61	.52
Class 529-F-1 – actual return	1,000.00	860.14	.92	.20	2.58	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.81	.56
Class 529-F-2 – actual return	1,000.00	861.04	.65	.14	2.31	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.51	.50
Class 529-F-3 – actual return	1,000.00	861.35	.32	.07	1.98	.43
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.16	.43

See end of tables for footnotes.

American Funds College Target Date Series	45

Expense example (continued)

College 2033 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$889.99	$1.92	.41%	$3.42	.73%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.66	.73
Class 529-C – actual return	1,000.00	886.43	5.43	1.16	6.92	1.48
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.40	1.48
Class 529-E – actual return	1,000.00	888.76	2.95	.63	4.45	.95
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.76	.95
Class 529-T – actual return	1,000.00	890.57	.75	.16	2.25	.48
Class 529-T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class 529-F-1 – actual return	1,000.00	890.10	.98	.21	2.48	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.66	.53
Class 529-F-2 – actual return	1,000.00	891.46	.66	.14	2.16	.46
Class 529-F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.31	.46
Class 529-F-3 – actual return	1,000.00	891.25	.33	.07	1.83	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39

College 2030 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$925.98	$1.91	.40%	$3.25	.68%
Class 529-A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.41	.68
Class 529-C – actual return	1,000.00	922.97	5.53	1.16	6.87	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.20	1.44
Class 529-E – actual return	1,000.00	924.63	3.01	.63	4.34	.91
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.56	.91
Class 529-T – actual return	1,000.00	927.31	.76	.16	2.10	.44
Class 529-T – assumed 5% return	1,000.00	1,024.00	.80	.16	2.21	.44
Class 529-F-1 – actual return	1,000.00	926.86	1.00	.21	2.34	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.46	.49
Class 529-F-2 – actual return	1,000.00	926.93	.67	.14	2.01	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.11	.42
Class 529-F-3 – actual return	1,000.00	927.61	.33	.07	1.67	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.76	.35

See end of tables for footnotes.

46	American Funds College Target Date Series

Expense example (continued)

College 2027 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$940.52	$1.92	.40%	$3.13	.65%
Class 529-A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.26	.65
Class 529-C – actual return	1,000.00	936.76	5.57	1.16	6.77	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.05	1.41
Class 529-E – actual return	1,000.00	940.13	3.03	.63	4.23	.88
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.41	.88
Class 529-T – actual return	1,000.00	941.77	.82	.17	2.02	.42
Class 529-T – assumed 5% return	1,000.00	1,023.95	.85	.17	2.11	.42
Class 529-F-1 – actual return	1,000.00	941.97	1.01	.21	2.21	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.31	.46
Class 529-F-2 – actual return	1,000.00	942.09	.67	.14	1.88	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	1.96	.39
Class 529-F-3 – actual return	1,000.00	942.69	.39	.08	1.59	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.66	.33

College 2024 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$945.88	$1.93	.40%	$3.09	.64%
Class 529-A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.21	.64
Class 529-C – actual return	1,000.00	942.65	5.59	1.16	6.74	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.00	1.40
Class 529-E – actual return	1,000.00	944.99	3.04	.63	4.20	.87
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.36	.87
Class 529-T – actual return	1,000.00	946.99	.72	.15	1.88	.39
Class 529-T – assumed 5% return	1,000.00	1,024.05	.75	.15	1.96	.39
Class 529-F-1 – actual return	1,000.00	947.30	1.01	.21	2.17	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.26	.45
Class 529-F-2 – actual return	1,000.00	947.39	.68	.14	1.83	.38
Class 529-F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	1.91	.38
Class 529-F-3 – actual return	1,000.00	947.23	.34	.07	1.50	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.56	.31

See end of tables for footnotes.

American Funds College Target Date Series	47

Expense example (continued)

College Enrollment Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$951.76	$1.89	.39%	$3.15	.65%
Class 529-A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.26	.65
Class 529-C – actual return	1,000.00	947.32	5.60	1.16	6.86	1.42
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.10	1.42
Class 529-E – actual return	1,000.00	949.77	3.05	.63	4.30	.89
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.46	.89
Class 529-T – actual return	1,000.00	951.93	.82	.17	2.08	.43
Class 529-T – assumed 5% return	1,000.00	1,023.95	.85	.17	2.16	.43
Class 529-F-1 – actual return	1,000.00	952.18	1.02	.21	2.27	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.36	.47
Class 529-F-2 – actual return	1,000.00	952.60	.63	.13	1.89	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	1.96	.39
Class 529-F-3 – actual return	1,000.00	952.99	.39	.08	1.65	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.71	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

48	American Funds College Target Date Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

American Funds College Target Date Series	49

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

50	American Funds College Target Date Series

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds College Target Date Series	51

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2022